Related Party Balances and Transactions (Details) - Schedule of Amount Due from Related Parties ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amount due from related parties
Amount due from related parties		¥ 355	$ 50	¥ 1,115
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Amount due from related parties
Amount due from related parties	[1]			1,052
Chengdu Brightfututure Education Technology Co. Ltd [Member]
Amount due from related parties
Amount due from related parties				63
Enmoli Inc [Member]
Amount due from related parties
Amount due from related parties	[2]	¥ 355	$ 50

[1]	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022. The loan was collected on March 16, 2023.
[2]	The balance was collected on January 12, 2024.